Summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of significant accounting policies

(2) Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, these interim financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations, financial position and cash flows for the periods presented have been reflected. All significant intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated financial statements as of and for the three months ended March 31, 2016 are unaudited. The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited financial statements at that date but does not include all of the disclosures required by U.S. GAAP. These interim condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 (the “Annual Report”) filed with the SEC on March 4, 2016. Operating results for the interim periods are not necessarily indicative of the results that may be expected for the full year.

As discussed in Note 1, as a result of the recapitalization transactions, Planet Fitness, Inc. consolidates Pla-Fit Holdings and Pla-Fit Holdings is considered to be the predecessor to Planet Fitness, Inc. for accounting and reporting purposes. The Company also consolidates entities in which it has a controlling financial interest, the usual condition of which is ownership of a majority voting interest. The Company also considers for consolidation certain interests where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary of a VIE is considered to possess the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the rights to receive benefits from the VIE that are significant to it. The principal entities in which the Company possesses a variable interest include franchise entities and certain other entities. The Company is not deemed to be the primary beneficiary for Planet Fitness franchise entities. Therefore, these entities are not consolidated.

The results of the Company have been consolidated with Matthew Michael Realty LLC (“MMR”) and PF Melville LLC (“PF Melville”) based on the determination that the Company is the primary beneficiary with respect to these VIEs. These entities are real estate holding companies that derive a majority of their financial support from the Company through lease agreements for corporate stores. See Note 3 for further information related to the Company’s VIEs.

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant areas where estimates and judgments are relied upon by management in the preparation of the consolidated financial statements include revenue recognition, valuation of assets and liabilities in connection with acquisitions, valuation of equity-based compensation awards, the evaluation of the recoverability of goodwill and long-lived assets, including intangible assets, income taxes, including deferred tax assets and liabilities and reserves for unrecognized tax benefits, and the liability for the Company’s tax benefit arrangements.

(c) Fair Value

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The table below presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2016 and December 31, 2015:

	Total fair value at March 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate caps	$376	$—	$376	$—

	Total fair value at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate caps	$1,147	$—	$1,147	$—

(d) Recent accounting pronouncements

The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, in September 2014. This guidance requires that an entity recognize revenue to depict the transfer of a promised good or service to its customers in an amount that reflects consideration to which the entity expects to be entitled in exchange for such transfer. This guidance also specifies accounting for certain costs incurred by an entity to obtain or fulfill a contract with a customer and provides for enhancements to revenue specific disclosures intended to allow users of the financial statements to clearly understand the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with its customers. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 for public companies. In March 2016, the FASB issued ASU 2016-08, which further clarifies the implementation guidance on principal versus agent considerations contained in ASU 2014-09. This guidance is to be applied either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is currently evaluating the impact, if any, the adoption of this guidance will have on its consolidated financial statements.

The FASB issued ASU No. 2015-02, Income Statement—Consolidation, in February 2015. This guidance affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the guidance 1) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, 2) eliminates the presumption that a general partner should consolidate a limited partnership, 3) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and 4) provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted ASU No. 2015-02 as of January 1, 2016, noting no material impact to the consolidated financial statements.

The FASB issued ASU No. 2015-05: Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, in April 2015. The amendments in this update provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the update specifies that the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. The update further specifies that the customer should account for a cloud computing arrangement as a service contract if the arrangement does not include a software license. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted ASU No. 2015-05 as of January 1, 2016 on a prospective basis, noting no material impact to the consolidated financial statements.

The FASB issued ASU No. 2016-02, Leases, in February 2016. This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public companies. Early application of the amendments in this update is permitted for all entities. The Company is currently evaluating the effect that implementation of this guidance will have on its consolidated financial statements.

The FASB issued ASU No. 2016-09, Stock Compensation, in March 2016. This guidance is intended to simplify several aspects of the accounting for share-based payment award transactions. This guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within that year. The Company is currently evaluating the effect of the standard on its consolidated financial statements.

(2) Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). All significant intercompany balances and transactions have been eliminated in consolidation.

As discussed in Note 1, as a result of the recapitalization transactions, Planet Fitness, Inc. consolidates Pla-Fit Holdings and Pla-Fit Holdings is considered to be the predecessor to Planet Fitness, Inc. for accounting and reporting purposes. The Company also consolidates entities in which it has a controlling financial interest, the usual condition of which is ownership of a majority voting interest. The Company also considers for consolidation certain interests where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary of a VIE is considered to possess the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the rights to receive benefits from the VIE that are significant to it. The principal entities in which the Company possesses a variable interest include franchise entities and certain other entities. The Company is not deemed to be the primary beneficiary for Planet Fitness franchise entities. Therefore, these entities are not consolidated.

The results of the Company have been consolidated with Matthew Michael Realty LLC (“MMR”) and PF Melville LLC (“PF Melville”) based on the determination that the Company is the primary beneficiary with respect to these VIEs. These entities are real estate holding companies that derive a majority of their financial support from the Company through lease agreements for corporate stores. See Note 3 for further information related to the Company’s VIEs.

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant areas where estimates and judgments are relied upon by management in the preparation of the consolidated financial statements include revenue recognition, valuation of assets and liabilities in connection with acquisitions, valuation of equity-based compensation awards, the evaluation of the recoverability of goodwill and long-lived assets, including intangible assets, income taxes, including deferred tax assets and liabilities and reserves for unrecognized tax benefits, and the liability for the Company’s tax benefit arrangements.

(c) Concentrations

Cash and cash equivalents are financial instruments, which potentially subject the Company to a concentration of credit risk. The Company invests its excess cash in several major financial institutions, which are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Company maintains balances in excess of these limits, but does not believe that such deposits with its banks are subject to any unusual risk.

The credit risk associated with trade receivables is mitigated due to the large number of customers, generally our franchisees, and their broad dispersion over many different geographic areas. We do not have any concentrations with respect to our revenues.

The Company purchases equipment, both for corporate-owned stores and for sales to franchisee-owned stores, from two primary vendors. For the year ended December 31, 2015 purchases from these two vendors comprised 79% and 18%, respectively, for the year ended December 31, 2014 purchases from these two vendors comprised 66% and 25%, respectively, and for the year ended December 31, 2013 purchases from these two vendors comprised 66% and 27%, respectively, of total equipment purchases.

The Company, including Planet Fitness NAF, LLC (“NAF”) uses one primary vendor for advertising services. Purchases from this vendor totaled 49%, 61%, and 68% of total advertising purchases for the years ended December 31, 2015, 2014 and 2013, respectively (see Note 5 for further discussion of NAF).

(d) Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. Cash held within the NAF is recorded as a restricted asset (see Note 5).

(e) Revenue recognition

Franchise revenue

The following revenues are generated as a result of transactions with or related to the Company’s franchisees.

Area development fees

Franchisees contractually enter into area development agreements (ADAs) to secure the exclusive right to open franchise stores within a defined geographical area. ADAs establish the timing and number of stores to be developed within the defined geographical area. Pursuant to an ADA, a franchisee is generally required to pay an initial nonrefundable development fee for a minimum number of stores to be developed, as outlined in the respective ADA. ADA fees collected in advance are deferred until the Company provides substantially all required obligations pursuant to the ADA. As the efforts and total cost relating to initial services are affected significantly by the number of stores opened in an area, the respective ADA is treated as a divisible contract. As each new site is accepted under an ADA, a franchisee signs a franchise operating agreement for the respective franchise location. As each store opened under an ADA typically has performance obligations associated with it, the Company recognizes ADA revenue as each individual franchise location is developed in proportion to the total number of stores to be developed under the ADA. These obligations are typically completed once the store is opened or the franchisee executes the individual property lease. As of December 31, 2015 and 2014, the deferred revenue for ADAs was $10,471 and $8,215, respectively. ADAs generally have an initial term equal to the number of years over which the franchisee is required to open franchise stores, which is typically 5 to 10 years. There is no right of refund for an executed ADA. Upon default, as defined in the agreement, the Company may reacquire the rights pursuant to an ADA, and all remaining deferred revenue is recognized at that time.

Franchise fees and performance fees

For stores opened without an ADA, the Company generally charges an initial upfront nonrefundable franchise fee. Nonrefundable franchise fees are typically deferred until the franchisee executes a lease and receives initial training for the location, which is the point at which the Company has determined it has provided all of its material obligations required to recognize revenue. As of December 31, 2015 and 2014, the Company has recorded deferred franchise fees of $473 and $205, respectively, relating to stores to be opened in future years. These amounts are included in deferred revenue as of December 31, 2015 and 2014.

The individual franchise agreements typically have a 10-year initial term, but provide the franchisee with an opportunity to enter into successive renewals subject to certain conditions.

Franchise agreements entered into prior to 2010 may include performance fees, which are fees earned by the Company upon each franchise store reaching a predetermined amount of total monthly membership billings. Performance fees are recognized when the related performance thresholds have been met.

Royalties

Royalties, which represent recurring fees paid by franchisees based on the franchisee-owned stores’ monthly membership billings, are recognized on a monthly basis over the term of the franchise agreement. As specified under certain franchise agreements, the Company recognizes additional royalty fees as the franchisee-owned stores attain contractual monthly membership billing threshold amounts. Beginning in 2010, for all new franchise agreements entered into, the Company began charging a fixed royalty percentage based upon gross membership billings.

Other fees

Online member join fees are paid to the Company by franchisees for processing new membership transactions when a new member signs up for a membership to a franchisee-owned store through the Company’s website.

Billing transaction fees are paid to the Company for the processing of franchisee membership dues and annual fees through the Company’s third-party hosted point-of-sale system.

Placement

The Company is generally responsible for assembly and placement of equipment it sells to franchisee-owned stores. Placements revenue is recognized upon completion and acceptance of the services at the franchise location.

Commission income

The Company recognizes commission income from its franchisees’ use of preferred vendor arrangements. Commissions are recognized when amounts have been earned and collectability from the vendor is reasonably assured.

Corporate-owned stores revenue

The following revenues are generated from stores owned and operated by the Company.

Membership dues revenue

Customers are offered multiple membership choices varying in length. Membership dues are earned and recognized over the membership term on a straight-line basis.

Enrollment fee revenue

Enrollment fees are charged to new members at the commencement of their membership. The Company recognizes enrollment fees ratably over the estimated duration of the membership life, which is generally two years.

Annual membership fee revenue

Annual membership fees are annual fees charged to members in addition to and in order to maintain low monthly membership dues. The Company recognizes annual membership fees ratably over the 12-month membership period.

Retail sales

The Company sells Planet Fitness branded apparel, food, beverages, and other accessories. The revenue for these items is recognized at the point of sale.

Equipment revenue

The Company sells and delivers equipment purchased from third-party equipment manufacturers to U.S. based franchisee-owned stores. Equipment revenue is recognized upon the equipment being delivered to and assembled at each store and accepted by the franchisee. Franchisees are charged for all freight costs incurred for the delivery of equipment. Freight revenue is recorded within equipment revenue and freight costs are recorded within cost of revenue. The Company recognizes revenue on a gross basis in these transactions as management has determined the Company to be the principal in these transactions. Management determined the Company to be the principal because the Company is the primary obligor in these transactions, the Company has latitude in establishing prices for the equipment sales to franchisees, the Company has supplier selection discretion and is involved in determination of product specifications, and the Company bears all credit risk associated with obligations to the equipment manufacturers.

Equipment deposits are recognized as a liability on the accompanying consolidated balance sheets until delivery, assembly (if required), and acceptance by the franchisee. As of December 31, 2015 and 2014, equipment deposits were $5,587 and $6,675, respectively.

Sales tax

All revenue amounts are recorded net of applicable sales tax.

(f) Deferred revenue

Deferred revenue represents cash received from franchisees for ADAs and franchise fees for which revenue recognition criteria has not yet been met and cash received from members for enrollment fees, membership dues and annual fees for the portion not yet earned based on the membership period.

(g) Cost of revenue

Cost of revenue consists of direct costs associated with equipment sales, including freight costs, direct costs related to the maintenance and support of the Company’s proprietary system-wide point-of-sale system, and the cost of retail merchandise sold in corporate-owned stores. Costs related to the point-of-sale system were $1,236, $3,385, and $1,107 for the years ended December 31, 2015, 2014 and 2013 respectively. Costs related to retail merchandise were immaterial in all periods presented. Rebates from equipment vendors where the Company has recognized the related equipment revenue and costs are recorded as a reduction to the cost of revenue.

(h) Store operations

Store operations consists of the direct costs related to operating corporate-owned stores, including our store management and staff, rent expense, utilities, supplies, maintenance, and local advertising.

(i) Selling, general and administrative

Selling, general and administrative expenses consist of costs associated with administrative and franchisee support functions related to our existing business as well as growth and development activities. These costs primarily consist of payroll, IT related, marketing, legal and accounting expenses. These expenses include costs related to placement services of $3,452, $2,743, and $2,245, for the years ended December 31, 2015, 2014 and 2013, respectively.

(j) Accounts and notes receivable

Accounts receivable is primarily comprised of amounts owed to the Company resulting from equipment, placement, and commission revenue. Notes receivable arise primarily from financing activities with franchisees. The Company evaluates its accounts and notes receivable on an ongoing basis and may establish an allowance for doubtful accounts based on collections and current credit conditions. Accounts are written off as uncollectible when it is determined that further collection efforts will be unsuccessful. Notes receivable are generally secured by all property, assets, and rights owned by the franchisee. Historically, the Company has not had a significant amount of write-offs.

(k) Leases and asset retirement obligations

The Company recognizes rent expense related to leased office and operating space on a straight-line basis over the term of the lease. The difference between rent expense and rent paid, if any, as a result of escalation provisions and lease incentives, such as tenant improvements provided by lessors, and is recorded as deferred rent in the Company’s consolidated balance sheets.

In accordance with ASC Topic 410, Asset Retirement and Environmental Obligations, the Company establishes assets and liabilities for the present value of estimated future costs to return certain leased facilities to their original condition. Such assets are depreciated on a straight-line basis over the lease period into operating expense, and the recorded liabilities are accreted to the future value of the estimated restoration costs.

(l) Property and equipment

Property and equipment is recorded at cost and depreciated using the straight-line method over its related estimated useful life. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the related asset, whichever is shorter. Upon sale or retirement, the asset cost and related accumulated depreciation are removed from the respective accounts, and any related gain or loss is reflected in the consolidated statements of operations. Ordinary maintenance and repair costs are expensed as incurred. The estimated useful lives of the Company’s fixed assets by class of asset are as follows:

Years
Buildings and building improvements	20–40
Computers and equipment	3
Furniture and fixtures	5
Leasehold improvements	Useful life or term of lease whichever is shorter
Fitness equipment	5–7
Vehicles	5

(m) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses, net of amounts reimbursed by franchisees, are included within selling, general and administrative expenses and totaled $9,349, $7,272, and $5,731 for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5 for discussion of the national advertising fund.

(n) Goodwill, long-lived assets, and other intangible assets

Goodwill and other intangible assets that arise from acquisitions are recorded in accordance with ASC Topic 350, Intangibles—Goodwill and Other. In accordance with this guidance, specifically identified intangible assets must be recorded as a separate asset from goodwill if either of the following two criteria is met: (1) the intangible asset acquired arises from contractual or other legal rights; or (2) the intangible asset is separable. Intangibles are typically trade and brand names, customer relationships, noncompete agreements, reacquired franchise rights, and favorable or unfavorable leases. Transactions are evaluated to determine whether any gain or loss on reacquired franchise rights, based on their fair value, should be recognized separately from identified intangibles. Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination.

Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed annually for impairment or more frequently if impairment indicators arise. Separable intangible assets that are not deemed to have an indefinite life are amortized over their estimated useful lives on either a straight-line or accelerated basis as deemed appropriate, and are reviewed for impairment when events or circumstances suggest that the assets may not be recoverable.

The Company performs its annual test for impairment of goodwill and indefinite lived intangible assets on December 31 of each year. For goodwill, the first step of the impairment test is to determine whether the carrying amount of a reporting unit exceeds the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds the reporting unit’s fair value, the Company would be required to perform a second step of the impairment test as this is an indication that the reporting unit’s goodwill may be impaired. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. Any impairment loss would be recognized in an amount equal to the excess of the carrying value of the goodwill over the implied fair value of the goodwill. The Company is also permitted to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If the Company concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test.

For indefinite lived intangible assets, the impairment assessment consists of comparing the carrying value of the asset to its estimated fair value. To the extent that the carrying value exceeds the fair value of the asset, an impairment is recorded to reduce the carrying value to its fair value. The Company is also permitted to make a qualitative assessment of whether it is more likely than not an indefinite lived intangible asset’s fair value is less than its carrying value prior to applying the quantitative assessment. If based on the Company’s qualitative assessment it is not more likely than not that the carrying value of the asset is less than its fair value, then a quantitative assessment is not required.

The Company determined that no impairment charges were required during any periods presented.

The Company applies the provisions of ASC Topic 360, Property, Plant and Equipment, which requires that long-lived assets, including amortizable intangible assets, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, then assets are required to be grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the undiscounted future net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. There were no events or changes in circumstances that required the Company to test for impairment during any of the periods presented.

(o) Income taxes

The Company accounts for income taxes using the asset and liability method. Deferred income taxes are recognized for the expected future tax consequences attributable to temporary differences between the carrying amount of the existing tax assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied in the years in which temporary differences are expected to be recovered or settled. The principal items giving rise to temporary differences are the use of accelerated depreciation and certain basis differences resulting from acquisitions and the recapitalization transactions. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

As a result of the recapitalization transactions, Planet Fitness, Inc. became the sole managing member of Pla-Fit Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Pla-Fit Holdings is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by Pla-Fit Holdings is passed through to and included in the taxable income or loss of its members, including Planet Fitness, Inc. following the recapitalization transactions, on a pro rata basis. Planet Fitness, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to our allocable share of any taxable income of Pla-Fit Holdings following the recapitalization transactions. The Company is also subject to taxes in foreign jurisdictions.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs (see Note 16).

During 2013 the Company changed its position with respect to taxes due on interest and dividends to the state of New Hampshire that had previously been paid by the members. This resulted in the Company making tax payments in 2013 totaling $4,392 for periods prior to November 7, 2012. This amount is included within other income (expense) for the year ended December 31, 2013 and is fully offset by amounts received from the members as reimbursement for the taxes paid, also recorded within other income (expense) for the year ended December 31, 2013. This position is not available for periods subsequent to November 7, 2012 and therefore taxes on interest and dividends due and payable in the periods after 2012 are paid by the members of Pla-Fit Holdings.

(p) Tax benefit arrangements

The Company’s acquisition of Holdings Units in connection with the IPO and future and certain past exchanges of Holdings Units for shares of the Company’s Class A common stock (or cash at the option of the Company) are expected to produce and have produced favorable tax attributes. In connection with the IPO, the Company entered into two tax receivable agreements. Under the first of those agreements, the Company generally is required to pay to the Continuing LLC Owners 85% of the applicable tax savings, if any, in U.S. federal and state income tax that the Company is deemed to realize as a result of certain tax attributes of their Holdings Units sold to the Company (or exchanged in a taxable sale) and that are created as a result of (i) the sales of their Holdings Units for shares of Class A common stock and (ii) tax benefits attributable to payments made under the tax receivable agreement (including imputed interest). Under the second tax receivable agreement, the Company generally is required to pay to the Direct TSG Investors 85% of the amount of tax savings, if any, that the Company is deemed to realize as a result of the tax attributes of the Holdings Units held in respect of the Direct TSG Investors’ interest in the Company, which resulted from the Direct TSG Investors’ purchase of interests in Pla-Fit Holdings in 2012, and certain other tax benefits. Under both agreements, the Company generally retains the benefit of the remaining 15% of the applicable tax savings. Also, pursuant to the exchange agreement, to the extent an exchange results in Pla-Fit Holdings, LLC incurring a current tax liability relating to the New Hampshire business profits tax, the Continuing LLC Owners have agreed that they will contribute to Pla-Fit Holdings, LLC an amount sufficient to pay such tax liability (up to 3.5% of the value received upon exchange). If and when the Company subsequently realizes a related tax benefit, Pla-Fit Holdings, LLC will distribute the amount of any such tax benefit to the relevant Continuing LLC Owner in respect of its contribution.

Based on current projections, the Company anticipates having sufficient taxable income to utilize these tax attributes and receive corresponding tax deductions in future periods. Accordingly, at the completion of the Reorganization Transactions and the IPO, the Company has recorded an initial liability of $142.0 million payable to the Direct TSG Investors and the Continuing LLC Owners under the tax benefit obligations, representing approximately 85% of the calculated tax savings based on the original basis adjustments the Company anticipates being able to utilize in future years. Changes in the projected liability resulting from these tax benefit arrangements may occur based on changes in anticipated future taxable income, changes in applicable tax rates or other changes in tax attributes that may occur and impact the expected future tax benefits to be received by the Company. Changes in the projected liability under these tax benefit arrangements will be recorded as a component of other income (expense) each period. The projection of future taxable income involves significant judgment. Actual taxable income may differ from estimates, which could significantly impact the liability under the tax benefit arrangements and the Company’s consolidated results of operations.

(q) Fair value

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The table below presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014:

	Total fair value at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate caps	$1,147	$—	$1,147	$—

	Total fair value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate caps	$1,711	$—	$1,711	$—

(r) Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these instruments. The carrying value of debt also approximates fair value as it is variable rate debt. The Company has determined that the determination of fair value of amounts due from related parties under long-term arrangements is impracticable given the related-party nature of these agreements.

(s) Derivative instruments and hedging activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is de-designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship. See Note 10 for further information.

(t) Equity-based compensation

The Company has an equity-based compensation plan under which it receives services from employees as consideration for equity instruments of the Company. The compensation expense is determined based on the fair value of the award as of the grant date. Compensation expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. See Note 14 for further information.

(u) Guarantees

The Company, as a guarantor, is required to recognize, at inception of the guaranty, a liability for the fair value of the obligation undertaken in issuing the guarantee. See Notes 3 and 17 for further discussion of such obligations guaranteed.

(v) Contingencies

The Company records estimated future losses related to contingencies when such amounts are probable and estimable. The Company includes estimated legal fees related to such contingencies as part of the accrual for estimated future losses.

(w) Reclassifications

Certain amounts have been reclassified to conform to current year presentation, including deferred financing costs, which were previously classified in other assets, net and are now classified as a direct reduction of long-term debt, see Note 2(w).

(x) Recent accounting pronouncements

The FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, in April 2015. This guidance requires reporting entities to present debt issuance costs as a direct deduction from the carrying amount of the related debt liability. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. A reporting entity must apply this guidance retrospectively to all prior periods presented in the financial statements. The Company has retrospectively adopted this guidance as of December 31, 2015 and accordingly has reclassified $7,294 of deferred financing costs from other assets to long-term debt on its consolidated balance sheet as of December 31, 2014.

The FASB issued ASU No. 2015-02, Income Statement—Consolidation, in February 2015. This guidance affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the guidance 1) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, 2) eliminates the presumption that a general partner should consolidate a limited partnership, 3) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and 4) provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, in September 2014. This guidance requires that an entity recognize revenue to depict the transfer of a promised good or service to its customers in an amount that reflects consideration to which the entity expects to be entitled in exchange for such transfer. This guidance also specifies accounting for certain costs incurred by an entity to obtain or fulfill a contract with a customer and provides for enhancements to revenue specific disclosures intended to allow users of the financial statements to clearly understand the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with its customers. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 for public companies. The Company is currently evaluating the impact, if any, the adoption of this guidance will have on its consolidated financial statements.

In September 2015, the FASB issued Accounting Standards Update No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. This guidance requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance is effective for fiscal years, and interim reporting periods within those fiscal years, beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. This guidance simplifies the presentation of deferred income taxes by requiring that deferred tax liabilities and assets all be classified as noncurrent in a classified statement of financial position. The guidance is effective for fiscal years, and interim reporting periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. The Company has adopted this guidance as of December 31, 2015, with no impact to the previously reported amounts.